INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Schedules of equity accounting method investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2023	$2,659	$382	$890	$—	$52	$3,983
Investment in equity accounting method investment[1]	—	—	—	703	—	703
Equity pick-up (loss) from equity investees	145	102	(16)	—	1	232
Dividends received from equity investees	(180)	(93)	—	—	—	(273)
Non-cash dividends received from equity investees[2]	(505)	—	—	—	—	(505)
Shareholder loan repayment	—	—	—	—	(7)	(7)
At December 31, 2023	$2,119	$391	$874	$703	$46	$4,133
Investment in equity accounting method investment[1]	—	—	—	7	—	7
Equity pick-up (loss) from equity investees	108	119	1	22	(2)	248
Funds invested	—	—	—	55	4	59
Dividends received from equity investees	(88)	(109)	—	—	(1)	(198)
Non-cash dividends received from equity investees[2]	(124)	—	—	—	—	(124)
Equity earnings adjustment	—	—	—	(7)	—	(7)
Shareholder loan repayment	—	—	—	—	(6)	(6)
At December 31, 2024	$2,015	$401	$875	$780	$41	$4,112
[1] Refer to note 4.
[2] Includes a non-cash dividend distributed as JV receivable. Refer to note 18 and note 22.

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar		Porgera[2]
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	$1,650	$1,488	$544	$492	$714	$720	$445	$—
Cost of sales (excluding depreciation)	639	593	188	167	517	545	191	—
Depreciation	294	322	48	48	178	162	58	—
Finance expense (income)	77	14	1	1	7	11	(21)	—
Other expense (income)	49	90	—	1	2	6	7	—
Income before income taxes	$591	$469	$307	$275	$10	($4)	$210	$—
Income tax expense	(346)	(154)	(69)	(71)	(8)	(29)	(82)	—
Net income	$245	$315	$238	$204	$2	($33)	$128	$—
Other comprehensive loss	—	—	—	—	(4)	—	—	—
Total comprehensive income (loss)	$245	$315	$238	$204	($2)	($33)	$128	$—
Net income (net of non-controlling interests)	$216	$290	$238	$204	$2	($33)	$128	$—

Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar		Porgera[2]
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Cash and equivalents	$89	$123	$105	$97	$97	$38	$91	$1
Other current assets[1]	309	225	163	143	659	571	258	182
Total current assets	$398	$348	$268	$240	$756	$609	$349	$183
Non-current assets	3,851	3,896	395	402	1,762	2,014	3,106	2,837
Total assets	$4,249	$4,244	$663	$642	$2,518	$2,623	$3,455	$3,020
Current financial liabilities (excluding trade, other payables & provisions)	$968	$307	$1	$2	$78	$86	$20	$14
Other current liabilities	351	149	96	90	103	121	123	29
Total current liabilities	$1,319	$456	$97	$92	$181	$207	$143	$43
Non-current financial liabilities (excluding trade, other payables & provisions)	62	771	1	4	7	50	1	7
Other non-current liabilities	875	820	8	9	565	599	806	733
Total non-current liabilities	$937	$1,591	$9	$13	$572	$649	$807	$740
Total liabilities	$2,256	$2,047	$106	$105	$753	$856	$950	$783
Net assets	$1,993	$2,197	$557	$537	$1,765	$1,767	$2,505	$2,237
Net assets (net of non-controlling interests)	$1,806	$2,015	$557	$537	$1,765	$1,767	$2,505	$2,237
[1]Zaldívar other current assets include inventory of $545 million (2023: $448 million).
[2]Refer to note 4.
Schedule of reconciliation of summarized financial information to carrying value of equity investee

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar	Porgera[1]
Opening net assets (net of non-controlling interests)	$2,015	$537	$1,767	$2,237
Investment in equity accounting method investment	—	—	—	30
Income for the period (net of non-controlling interests)	216	238	2	128
Dividends received from equity investees	(176)	(218)		—
Non-cash dividends received from equity investees	(249)	—	—	—
Funds invested	—	—	—	110
Other comprehensive loss	—	—	(4)	—
Closing net assets (net of non-controlling interests), December 31	$1,806	$557	$1,765	$2,505
Barrick's share of net assets	904	278	883	787
Equity earnings adjustment	—	—	(10)	(7)
Goodwill recognition	1,111	123	—	—
Carrying value	$2,015	$401	$875	$780
[1]Refer to note 4.